Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended		11 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2013 Installment	Jul. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Nov. 16, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member]	Sep. 30, 2013 Equipment and software [Member]	Dec. 31, 2012 Equipment and software [Member]	Sep. 30, 2013 Vehicles [Member] Vehicle	Sep. 30, 2012 Vehicles [Member] Vehicle	Sep. 30, 2013 Vehicles [Member] Vehicle	Sep. 30, 2012 Vehicles [Member] Vehicle	Dec. 31, 2012 Vehicles [Member] Vehicle	Dec. 31, 2011 Vehicles [Member] Vehicle	Dec. 31, 2012 Vehicles [Member] Minimum [Member]	Dec. 31, 2012 Vehicles [Member] Maximum [Member]
Commitments And Contingencies [Line Items]
Legal reserves			$ 2,817,000		$ 2,817,000		$ 2,527,000	$ 743,800
Claims and litigation settled during the period							253,000	4,313,000
Operating leases with related and unrelated parties expiring year					2028		2028
Leasehold allowance			4,382,000		4,382,000		4,382,000
Lease expiration date															2016-08	2016-08
Vehicles leased under Fleet Lease Agreement																	198	24	236	185	223	243
Lease agreement term																			36 months				12 months	36 months
Average remaining life for fleet																			12 years 2 months 12 days		18 months
Capital lease obligation			6,550,000		6,550,000		8,769,000	7,879,000	574,000	2,988,000	4,729,000	4,907,000	6,151,000	4,266,000
Rent expense for operating leases			1,441,000	1,387,000	4,095,000	3,785,000			657,000		4,609,000	5,079,000	4,086,000
Initial lease term		15 years
Estimated fair value of lease					0
Number of monthly rental payments	156
Monthly rental payments	$ 83,000
Option for additional lease term	36 months